INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Beginning balance	$ 816	$ 709	$ 729
Addition (Reversal)	316	87	(65)
Foreign exchange effect	(72)	20	45
Ending Balance	$ 1,060	$ 816	$ 709